Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 03, 2025
Registrant Name	dei_EntityRegistrantName	Virtus Managed Account Completion Shares (MACS) Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0002025137
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Feb. 03, 2025